Condensed Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A common stock
Common stock, par value (in Dollars per share)	$ 0.0001
Shares subject to possible redemption (in Dollars)	$ 19,067,529
Subject to possible redemption per share (in Dollars per share)	$ 0.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,659,971
Common stock, shares outstanding	1,659,971
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,031,250	2,875,000
Common stock, shares outstanding	5,031,250	2,875,000